Debt - VTB Facilities - Additional Information (Detail)								1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2008	Apr. 30, 2011 Yakutugol [Member]	Nov. 30, 2009 Yakutugol [Member]	Apr. 30, 2011 Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Southern Kuzbass Coal Company (SKCC) [Member]	Nov. 30, 2009 Southern Kuzbass Coal Company (SKCC) [Member]	Nov. 30, 2009 Chelyabinsk Metallurgical Plant (CMP) [Member]	Apr. 30, 2013 VTB Bank [Member] USD ($)	Apr. 30, 2013 VTB Bank [Member] RUB	Apr. 30, 2012 VTB Bank [Member] Installment	Dec. 31, 2013 VTB Bank [Member] USD ($)	Dec. 31, 2012 VTB Bank [Member] USD ($)	Apr. 30, 2014 VTB Bank [Member] Subsequent Event [Member] USD ($)	Apr. 30, 2014 VTB Bank [Member] Subsequent Event [Member] RUB	Dec. 31, 2013 VTB Bank [Member] Russian Euro-denominated Long-Term Short-Term Loans [Member] USD ($)	Dec. 31, 2012 VTB Bank [Member] Russian Euro-denominated Long-Term Short-Term Loans [Member] USD ($)	Dec. 31, 2013 VTB Bank [Member] Russian Euro-denominated Long-Term Short-Term Loans [Member] Minimum [Member]	Dec. 31, 2013 VTB Bank [Member] Russian Euro-denominated Long-Term Short-Term Loans [Member] Maximum [Member]
Debt Instrument [Line Items]
Credit facility interest rate	12.00%	8.40%	14.60%	8.40%	9.80%	14.60%	14.00%										5.30%	5.40%
Credit facility basis spread on base rate								4.95%	4.95%	4.50%	3.80%
Credit facility outstanding amount											$ 488,056,000	$ 447,770,000			$ 44,929,000	$ 503,129,000
Number of installment										4
Installment payments duration										From July 2014 through April 2015
Credit facility agreement amount								1,281,698,000	40,000,000,000
Credit facility agreement period											5 years
Repayment grace periods								15 months	15 months
Credit facility outstanding amount											1,230,422,000
Interest amount accrued but not paid											8,272,000
Restructuring and refinancing, outstanding balance													1,302,948,000
Debt maturity period													4 years	4 years
Debt maturity date											2015-04
Loan provides to redeem bonds											116,104,000			3,800,000,000
Reclassified from current liabilities to long-term debt											$ 81,439,000		$ 303,277,000